Public Offering (Details) - USD ($)	1 Months Ended	9 Months Ended
	Jul. 28, 2022	Sep. 30, 2022	Sep. 30, 2021	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Public Offering (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock	8,333,334
Shares issued, price per share	$ 0.6
Net proceeds received from public offering	$ 4,500,000	$ 4,451,048
Percentage of placement agent cash fee on gross proceeds received	7.00%
Placement agent cash fee amount	$ 350,000
Common Stock, Shares, Issued		23,536,070		300,000	2,308,877	2,293,154
New Common Stock Warrant [Member]
Public Offering (Details) [Line Items]
Issuance of common stock	8,333,334
Shares issued, price per share	$ 0.6
Warrants and rights expiration period	5 years
Aggregate value of warrants	$ 4,500,000
Placement Agent Warrants [Member]
Public Offering (Details) [Line Items]
Issuance of common stock	583,333
Warrants and rights expiration period	5 years
Common Stock, Shares, Issued	7
Warrant exercise price, per share	$ 0.75
Aggregate value of warrants	$ 300,000